Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 47,864	$ 56,621
Accounts receivables, net	97,288	93,717
Contract assets	34,260	22,256
Recoverable taxes	2,103	861
Current income tax assets	8,068	6,650
Derivatives	190	723
Restricted cash	0	4,247
Other assets	6,358	6,685
Total current assets	196,131	191,760
Recoverable taxes	895	669
Current income tax assets	3,959	5,408
Deferred tax assets	1,648	1,427
Judicial deposits	1,813	1,316
Restricted cash	589	1,000
Other assets	1,183	1,601
Property and equipment	7,354	5,896
Intangible assets and goodwill	329,348	309,284
Right-of-use assets	7,578	8,055
Total non-current assets	354,367	334,656
Total assets	550,498	526,416
Liabilities and equity
Trade and other payables	5,192	4,803
Loans and borrowings	66,443	46,227
Lease liabilities	3,435	3,867
Salaries and welfare charges	58,670	44,554
Accounts payable for business acquired	1,328	6,522
Derivatives	512	2,370
Current income tax liabilities	760	2,823
Other taxes payable	3,266	3,062
Contract liability	4,021	6,766
Other liabilities	3,291	3,989
Total current liabilities	146,918	124,983
Loans and borrowings	56,185	92,508
Deferred tax liabilities	26,427	16,282
Lease liabilities	4,868	5,628
Provisions for tax and labor risks	680	1,076
Accounts payable for business acquired	3,905	3,389
Other liabilities	2,578	2,426
Total non-current liabilities	94,643	121,309
Equity
Share capital	7	7
Share premium	183,395	186,333
Treasury share reserve	(30,016)	(6,457)
Capital reserves	23,180	26,659
Retained earnings	138,528	97,908
Other comprehensive loss	(6,157)	(24,326)
Total equity	308,937	280,124
Total equity and liabilities	$ 550,498	$ 526,416